SKIP DYNAMIX (Details Narrative)	4 Months Ended	9 Months Ended
	Sep. 30, 2026 CAD ($)	Sep. 30, 2026 CAD ($)	Jun. 09, 2026 USD ($)
Notes and other explanatory information [abstract]
Business combination cash			$ 2,523,255
Revenue
Profit loss	$ 181,446
Revenue		$ 41,083
[custom:WorkingCapital-0]			400,000
[custom:WorkingCapitalAdjustment-0]			$ 310,354